EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2015
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
The following table provides the reconciliation between basic and diluted earnings (loss) per share:

	Year ended December 31,	Year ended December 31,	Year ended December 31,
	2015	2014	2013
Net earnings (loss) attributable to the company	$(49.4)	$(72.3)	$(127.6)
Weighted average shares used in computation of basic earnings per share (in millions)	14.5	14.5	14.5
Weighted average shares used in computation of diluted earnings per share (in millions)	14.5	14.5	14.5
Basic and diluted earnings (loss) per share from continuing operations	(3.41)	(4.99)	(9.01)
Basic and diluted earnings (loss) per share from discontinued operations	–	–	0.21
Basic and diluted earnings (loss) per share attributable to the company’s common shareholders (in dollars)	(3.41)	(4.99)	(8.80)